Document and Entity Information	12 Months Ended
Oct. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug 31, 2012
Registrant Name	FIDELITY ADVISOR SERIES I
Central Index Key	0000722574
Amendment Flag	false
Document Creation Date	Oct 29, 2012
Document Effective Date	Oct 30, 2012
Prospectus Date	Oct 30, 2012

A T B C | Fidelity Advisor Balanced Fund
Fund Summary Fund/Class: Fidelity Advisor® Balanced Fund/A, T, B, C
Investment Objective
The fund seeks both income and growth of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity Advisor Balanced Fund	Class A		Class T		Class B		Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Fidelity Advisor Balanced Fund	Class A	Class T	Class B	Class C
Management fee	0.41%	0.41%	0.41%	0.41%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.32%	0.28%	0.37%	0.32%
Total annual operating expenses	0.98%	1.19%	1.78%	1.73%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Sell All Shares
Expense Example A T B C Fidelity Advisor Balanced Fund (USD $)	Class A	Class T	Class B	Class C
1 year	669	467	681	276
3 years	869	715	860	545
5 years	1,086	981	1,164	939
10 years	1,707	1,743	1,785	2,041

Hold Shares
Expense Example, No Redemption A T B C Fidelity Advisor Balanced Fund (USD $)	Class A	Class T	Class B	Class C
1 year	669	467	181	176
3 years	869	715	560	545
5 years	1,086	981	964	939
10 years	1,707	1,743	1,785	2,041

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 124% of the average value of its portfolio.
Principal Investment Strategies
  Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.
  Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).
  Investing in domestic and foreign issuers.
  With respect to the fund's equity investments, allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.
  With respect to the fund's equity investments, investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.
Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	13.62%	June 30, 2009
Lowest Quarter Return	-15.86%	December 31, 2008
Year-to-Date Return	12.30%	September 30, 2012

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2011
Average Annual Total Returns A T B C Fidelity Advisor Balanced Fund	Past 1 year	Past 5 years	Past 10 years
Class A Return Before Taxes	(4.47%)	0.36%	3.06%
Class A Return After Taxes on Distributions	(4.69%)	(0.35%)	2.13%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(2.60%)	0.09%	2.27%
Class T Return Before Taxes	(2.34%)	0.62%	3.06%
Class B Return Before Taxes	(4.42%)	0.39%	3.07%
Class C Return Before Taxes	(0.39%)	0.80%	2.86%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
Fidelity Balanced 60/40 Composite Index (reflects no deduction for fees, expenses, or taxes)	4.69%	2.84%	4.40%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY ADVISOR SERIES I
Prospectus Date	rr_ProspectusDate	Oct 30, 2012
A T B C | Fidelity Advisor Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Advisor® Balanced Fund/A, T, B, C
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks both income and growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 124% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	124.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Hold Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.
  Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).
  Investing in domestic and foreign issuers.
  With respect to the fund's equity investments, allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.
  With respect to the fund's equity investments, investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
		An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

		Visit www.advisor.fidelity.com for updated return information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	13.62%	June 30, 2009
Lowest Quarter Return	-15.86%	December 31, 2008
Year-to-Date Return	12.30%	September 30, 2012

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
		December 31, 2011
A T B C | Fidelity Advisor Balanced Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fee	rr_ManagementFeesOverAssets	0.41%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual operating expenses	rr_ExpensesOverAssets	0.98%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
1 year	rr_ExpenseExampleYear01	669
3 years	rr_ExpenseExampleYear03	869
5 years	rr_ExpenseExampleYear05	1,086
10 years	rr_ExpenseExampleYear10	1,707
1 year	rr_ExpenseExampleNoRedemptionYear01	669
3 years	rr_ExpenseExampleNoRedemptionYear03	869
5 years	rr_ExpenseExampleNoRedemptionYear05	1,086
10 years	rr_ExpenseExampleNoRedemptionYear10	1,707
2002	rr_AnnualReturn2002	(8.80%)
2003	rr_AnnualReturn2003	17.87%
2004	rr_AnnualReturn2004	5.19%
2005	rr_AnnualReturn2005	5.28%
2006	rr_AnnualReturn2006	11.52%
2007	rr_AnnualReturn2007	8.49%
2008	rr_AnnualReturn2008	(31.85%)
2009	rr_AnnualReturn2009	27.23%
2010	rr_AnnualReturn2010	13.26%
2011	rr_AnnualReturn2011	1.36%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.86%)
A T B C | Fidelity Advisor Balanced Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fee	rr_ManagementFeesOverAssets	0.41%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual operating expenses	rr_ExpensesOverAssets	1.19%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
1 year	rr_ExpenseExampleYear01	467
3 years	rr_ExpenseExampleYear03	715
5 years	rr_ExpenseExampleYear05	981
10 years	rr_ExpenseExampleYear10	1,743
1 year	rr_ExpenseExampleNoRedemptionYear01	467
3 years	rr_ExpenseExampleNoRedemptionYear03	715
5 years	rr_ExpenseExampleNoRedemptionYear05	981
10 years	rr_ExpenseExampleNoRedemptionYear10	1,743
A T B C | Fidelity Advisor Balanced Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2]
Management fee	rr_ManagementFeesOverAssets	0.41%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual operating expenses	rr_ExpensesOverAssets	1.78%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Declines over 6 years from 5.00% to 0%.
1 year	rr_ExpenseExampleYear01	681
3 years	rr_ExpenseExampleYear03	860
5 years	rr_ExpenseExampleYear05	1,164
10 years	rr_ExpenseExampleYear10	1,785
1 year	rr_ExpenseExampleNoRedemptionYear01	181
3 years	rr_ExpenseExampleNoRedemptionYear03	560
5 years	rr_ExpenseExampleNoRedemptionYear05	964
10 years	rr_ExpenseExampleNoRedemptionYear10	1,785
A T B C | Fidelity Advisor Balanced Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fee	rr_ManagementFeesOverAssets	0.41%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual operating expenses	rr_ExpensesOverAssets	1.73%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	On Class C shares redeemed less than one year after purchase.
1 year	rr_ExpenseExampleYear01	276
3 years	rr_ExpenseExampleYear03	545
5 years	rr_ExpenseExampleYear05	939
10 years	rr_ExpenseExampleYear10	2,041
1 year	rr_ExpenseExampleNoRedemptionYear01	176
3 years	rr_ExpenseExampleNoRedemptionYear03	545
5 years	rr_ExpenseExampleNoRedemptionYear05	939
10 years	rr_ExpenseExampleNoRedemptionYear10	2,041
A T B C | Fidelity Advisor Balanced Fund | Return Before Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(4.47%)
Past 5 years	rr_AverageAnnualReturnYear05	0.36%
Past 10 years	rr_AverageAnnualReturnYear10	3.06%
A T B C | Fidelity Advisor Balanced Fund | Return Before Taxes | Class T
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class T - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(2.34%)
Past 5 years	rr_AverageAnnualReturnYear05	0.62%
Past 10 years	rr_AverageAnnualReturnYear10	3.06%
A T B C | Fidelity Advisor Balanced Fund | Return Before Taxes | Class B
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class B - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(4.42%)
Past 5 years	rr_AverageAnnualReturnYear05	0.39%
Past 10 years	rr_AverageAnnualReturnYear10	3.07%
A T B C | Fidelity Advisor Balanced Fund | Return Before Taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(0.39%)
Past 5 years	rr_AverageAnnualReturnYear05	0.80%
Past 10 years	rr_AverageAnnualReturnYear10	2.86%
A T B C | Fidelity Advisor Balanced Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(4.69%)
Past 5 years	rr_AverageAnnualReturnYear05	(0.35%)
Past 10 years	rr_AverageAnnualReturnYear10	2.13%
A T B C | Fidelity Advisor Balanced Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(2.60%)
Past 5 years	rr_AverageAnnualReturnYear05	0.09%
Past 10 years	rr_AverageAnnualReturnYear10	2.27%
A T B C | Fidelity Advisor Balanced Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
A T B C | Fidelity Advisor Balanced Fund | Fidelity Balanced 60/40 Composite Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fidelity Balanced 60/40 Composite IndexSM
Past 1 year	rr_AverageAnnualReturnYear01	4.69%
Past 5 years	rr_AverageAnnualReturnYear05	2.84%
Past 10 years	rr_AverageAnnualReturnYear10	4.40%

[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Inst | Fidelity Advisor Balanced Fund
Fund Summary Fund/Class: Fidelity Advisor® Balanced Fund/Institutional
Investment Objective
The fund seeks both income and growth of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Inst Fidelity Advisor Balanced Fund Institutional Class
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses	Inst Fidelity Advisor Balanced Fund Institutional Class
Management fee	0.41%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.29%
Total annual operating expenses	0.70%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Inst Fidelity Advisor Balanced Fund Institutional Class
1 year	72
3 years	224
5 years	390
10 years	871

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 124% of the average value of its portfolio.
Principal Investment Strategies
  Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.
  Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).
  Investing in domestic and foreign issuers.
  With respect to the fund's equity investments, allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.
  With respect to the fund's equity investments, investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.
Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.70%	June 30, 2009
Lowest Quarter Return	-15.80%	December 31, 2008
Year-to-Date Return	12.51%	September 30, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2011
Average Annual Total Returns Inst Fidelity Advisor Balanced Fund	Past 1 year	Past 5 years	Past 10 years
Institutional Class Return Before Taxes	1.70%	1.85%	3.96%
Institutional Class Return After Taxes on Distributions	1.42%	1.05%	2.95%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	1.48%	1.32%	3.00%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
Fidelity Balanced 60/40 Composite Index (reflects no deduction for fees, expenses, or taxes)	4.69%	2.84%	4.40%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY ADVISOR SERIES I
Prospectus Date	rr_ProspectusDate	Oct 30, 2012
Inst | Fidelity Advisor Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity Advisor® Balanced Fund/Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks both income and growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 124% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	124.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.
  Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).
  Investing in domestic and foreign issuers.
  With respect to the fund's equity investments, allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.
  With respect to the fund's equity investments, investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
		An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

		Visit www.advisor.fidelity.com for updated return information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.70%	June 30, 2009
Lowest Quarter Return	-15.80%	December 31, 2008
Year-to-Date Return	12.51%	September 30, 2012

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
		December 31, 2011
Inst | Fidelity Advisor Balanced Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.41%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual operating expenses	rr_ExpensesOverAssets	0.70%
1 year	rr_ExpenseExampleYear01	72
3 years	rr_ExpenseExampleYear03	224
5 years	rr_ExpenseExampleYear05	390
10 years	rr_ExpenseExampleYear10	871
2002	rr_AnnualReturn2002	(8.60%)
2003	rr_AnnualReturn2003	18.17%
2004	rr_AnnualReturn2004	5.53%
2005	rr_AnnualReturn2005	5.47%
2006	rr_AnnualReturn2006	11.89%
2007	rr_AnnualReturn2007	8.81%
2008	rr_AnnualReturn2008	(31.65%)
2009	rr_AnnualReturn2009	27.58%
2010	rr_AnnualReturn2010	13.57%
2011	rr_AnnualReturn2011	1.70%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.80%)
Inst | Fidelity Advisor Balanced Fund | Return Before Taxes | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	1.70%
Past 5 years	rr_AverageAnnualReturnYear05	1.85%
Past 10 years	rr_AverageAnnualReturnYear10	3.96%
Inst | Fidelity Advisor Balanced Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	1.42%
Past 5 years	rr_AverageAnnualReturnYear05	1.05%
Past 10 years	rr_AverageAnnualReturnYear10	2.95%
Inst | Fidelity Advisor Balanced Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	1.48%
Past 5 years	rr_AverageAnnualReturnYear05	1.32%
Past 10 years	rr_AverageAnnualReturnYear10	3.00%
Inst | Fidelity Advisor Balanced Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%
Inst | Fidelity Advisor Balanced Fund | Fidelity Balanced 60/40 Composite Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fidelity Balanced 60/40 Composite IndexSM
Past 1 year	rr_AverageAnnualReturnYear01	4.69%
Past 5 years	rr_AverageAnnualReturnYear05	2.84%
Past 10 years	rr_AverageAnnualReturnYear10	4.40%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY ADVISOR SERIES I
Prospectus Date	rr_ProspectusDate	Oct 30, 2012
Document Creation Date	dei_DocumentCreationDate	Oct 29, 2012